J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan International Hedged Equity Laddered Overlay ETF

JPMorgan International Research Enhanced Equity ETF

(each, a “Fund” and together, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated June 1, 2026 to the current Summary Prospectus, Prospectus and Statement of Additional Information as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

JPMorgan International Hedged Equity Laddered Overlay ETF:

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Hamilton Reiner	2025	Managing Director
Piera Elisa Grassi	2025	Managing Director
Nicholas Farserotu	2025	Executive Director
Winnie Cheung	2025	Executive Director
Matthew P. Bensen	2025	Executive Director
Judy Jansen	2025	Executive Director
Sebastian Wiseman	2026	Executive Director

*	Messrs. Reiner and Farserotu, and Mses. Grassi and Cheung also were the predecessor fund’s portfolio managers since 2019, 2020, 2020 and 2020, respectively.

JPMorgan International Research Enhanced Equity ETF:

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Piera Elisa Grassi	2025	Managing Director
Nicholas Farserotu	2025	Executive Director
Winnie Cheung	2025	Executive Director
Sebastian Wiseman	2026	Executive Director

*	Ms. Grassi, Mr. Farserotu and Ms. Cheung also were the predecessor fund’s portfolio managers since 2016, 2020 and 2020, respectively.

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

International Hedged Equity Laddered Overlay ETF

The Fund utilizes a team-based portfolio management approach. Hamilton Reiner, a Managing Director of JPMIM, is responsible for implementing the Fund’s overlay options strategy and for providing insight with respect to the impact to the options strategy of purchasing certain securities. Mr. Reiner has been the head of Equity Derivatives at JPMIM since 2012. Mr. Reiner joined JPMorgan Chase in 2009 and from 2009 to 2012, he was a portfolio manager and head of Equity Derivatives at JPMorgan Chase. Prior to joining the firm, Mr. Reiner was head of the Equity Long/Short Prime Brokerage platform at Barclays Capital. Mr. Reiner has been a portfolio manager of the Fund since 2018. Piera Elisa Grassi, a Managing Director of JPMIM, is responsible for managing the Fund’s long portfolio investment process by utilizing proprietary research, risk management techniques and individual security selection to construct the Fund’s portfolio. Ms. Grassi is the lead portfolio manager for the International Research Enhanced strategies within the International Equity Group, based in London. An employee since 2004, Ms. Grassi

SUP-ETF-PM-626

was previously a portfolio manager and quantitative analyst. Prior to joining JPMIM or its affiliates (or one of their predecessors), Ms. Grassi was a bond quantitative analyst and risk analyst at Foreign and Colonial Asset Management. Before this, Ms. Grassi worked for BARRA in London, focusing on equity risk management and portfolio construction. Ms. Grassi obtained a Laurea from Bocconi University in Milan. Nicholas Farserotu, an Executive Director and a CFA charterholder, is a portfolio manager within the International Equity Group focusing on the International Research Enhanced strategies. An employee since 2015, Mr. Farserotu was previously an investment analyst at SphereInvest Group in Geneva. Mr. Farserotu obtained an MSc. in Financial Engineering from Imperial College London (with Distinction) and also holds an MSc. and a BSc. in Economics from the University of Geneva. Winnie Cheung, an Executive Director, is a portfolio manager in the International Equity Group focusing on the International Research Enhanced strategies. An employee since 2012, Ms. Cheung was previously a performance analyst. Ms. Cheung obtained an MSc in Finance from Cass Business School in London. Matthew P. Bensen is an Executive Director of JPMIM and CFA charterholder. An employee since 2015, Mr. Bensen has been a member of the portfolio management team for derivatives-based strategies in the U.S. Core team since 2019. Prior to assuming this role, Mr. Bensen worked as an analyst for J.P. Morgan’s U.S. Equity Value portfolio management team from 2015 to 2019, where he conducted daily portfolio implementation and analytics. Judy Jansen is an Executive Director of JPMIM and CFA charterholder. An employee since 2015, Ms. Jansen has been a member of the portfolio management team for derivatives-based strategies in the U.S. Core team since 2022. Prior to assuming this role, Ms. Jansen was a U.S. Equity Investment Specialist, co-leading the Equity Options-based portfolios and responsible for the U.S. Equity Core strategies from 2018 to 2022. Ms. Jansen began her career at J.P. Morgan as an analyst for the U.S. Equity Value portfolio management team. Sebastian Wiseman, Executive Director and CFA charterholder, is a portfolio manager within the International Equity Group focusing on the International Research Enhanced strategies. An employee since 2016, Mr. Wiseman joined the firm as a graduate trainee and obtained a MEng in Engineering Science from the University of Oxford. Messrs. Reiner and Farserotu, and Ms. Grassi and Cheung also were the predecessor fund’s portfolio managers since 2019, 2020, 2020 and 2020, respectively.

International Research Enhanced Equity ETF

The portfolio management team is led by Piera Elisa Grassi, a Managing Director. Nicholas Farserotu, an Executive Director, Winnie Cheung, an Executive Director, and Sebastian Wiseman, an Executive Director work with Ms. Grassi in managing the Fund. Ms. Grassi is the lead portfolio manager for the International Research Enhanced strategies within the International Equity Group, based in London. Ms. Grassi, Mr. Farserotu and Ms. Cheung have been portfolio managers of the Fund since its inception. Mr. Wiseman has been a portfolio manager of the Fund since 2026. Information about Messrs. Farserotu and Wiseman and Mses. Grassi and Cheung is discussed earlier in this section. Ms. Grassi, Mr. Farserotu and Ms. Cheung also were the predecessor fund’s portfolio managers since 2016, 2020 and 2020, respectively.

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to each Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Hedged Equity Laddered Overlay ETF
Hamilton Reiner	15	$114,561,123	12	$5,521,925	0	$0
Piera Elisa Grassi	4	10,798,407	23	40,505,330	18	15,238,478
Nicholas Farserotu	3	10,644,543	11	10,119,321	16	9,553,753
Winnie Cheung	3	10,644,543	8	6,119,583	16	9,553,753
Matthew P. Bensen	13	113,117,250	12	5,251,925	0	0
Judy Jansen	13	113,117,250	12	5,251,925	0	0
Sebastian Wiseman*	1	1,658,638	5	3,141,763	10	8,601,513

International Research Enhanced Equity ETF
Piera Elisa Grassi	4	1,937,241	23	40,505,330	18	15,238,478
Nicholas Farserotu	3	1,783,377	11	10,119,321	16	9,553,753
Winnie Cheung	3	1,783,377	8	6,119,583	16	9,553,753
Sebastian Wiseman*	1	1,658,638	5	3,141,763	10	8,601,513

*	As of 4/30/26.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Hedged Equity Laddered Overlay ETF
Hamilton Reiner	0	$0	0	$0	0	$0
Piera Elisa Grassi	0	0	0	0	2	812,062
Nicholas Farserotu	0	0	0	0	1	319,468
Winnie Cheung	0	0	0	0	1	319,468
Matthew P. Bensen	0	0	0	0	0	0
Judy Jansen	0	0	0	0	0	0
Sebastian Wiseman*	0	0	0	0	1	940,646

International Research Enhanced Equity ETF
Piera Elisa Grassi	0	0	0	0	2	812,062
Nicholas Farserotu	0	0	0	0	1	319,468
Winnie Cheung	0	0	0	0	1	319,468
Sebastian Wiseman*	0	0	0	0	1	940,646

*	As of 4/30/26.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to each Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Hedged Equity Laddered Overlay ETF
Hamilton Reiner				X
Piera Elisa Grassi	X
Nicholas Farserotu[1]	X
Winnie Cheung	X
Matthew P. Bensen			X
Judy Jansen	X
Sebastian Wiseman*	X

International Research Enhanced Equity ETF
Piera Elisa Grassi						X
Nicholas Farserotu[1]				X
Winnie Cheung			X
Sebastian Wiseman*			X

1

As of October 31, 2025 the portfolio manager beneficially owned shares of a fund for which he or she serves as a portfolio manager that has an investment strategy that is the same or substantially similar to the Fund.

*	As of 4/30/26.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE